--------------------------------------------------------------------------------
                                                                      [LOGO](SM)
                                                                      CONSECO(R)
                                                                    Step up.(SM)
--------------------------------------------------------------------------------

ISSUED BY
CONSECO VARIABLE
INSURANCE COMPANY


                                                                         CONSECO
                                                                  ADVANTAGE PLUS
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY




                                                                     MAY 1, 2001

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT H




                                       This cover is not part of the prospectus.

                                                                      [LOGO](SM)
                                                                      CONSECO(R)

================================================================================

                         THE FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

   This prospectus describes the individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

 The annuity contract has 60 investment options which include a fixed account and 59 investment portfolios listed below. You can put your money in the fixed account and/or the investment portfolios. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at one time. In certain states, your contract may not contain a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   o  Conseco 20 Focus Portfolio
   o  Equity Portfolio
   o  Balanced Portfolio
   o  High Yield Portfolio
   o  Fixed Income Portfolio
   o  Government Securities Portfolio
   o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o  VP Income & Growth Fund
   o  VP International Fund
   o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
   o  Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)
   o  Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and
      Income Fund)
   o  Berger IPT--Small Company Growth Fund
   o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC
   o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION--SUB- ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o  Dreyfus VIF--Disciplined Stock Portfolio
   o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II
MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II
   o  Federated International Small Company
      Fund II


--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
FIRST AMERICAN INSURANCE PORTFOLIOS
MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
   o  First American Large Cap Growth Portfolio
   o  First American MidCap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o INVESCO VIF--High Yield Fund
   o INVESCO VIF--Equity Income Fund
   o INVESCO VIF--Financial Services Fund
   o INVESCO VIF--Health Sciences Fund
   o INVESCO VIF--Real Estate Opportunity Fund
   o INVESCO VIF--Technology Fund
   o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST

MANAGED BY BRINSON ADVISORS, INC. (FORMERLY KNOWN AS MITCHELL HUTCHINS ASSET MANAGEMENT INC.) SUB-ADVISED BY ALLIANCE CAPITAL MANAGEMENT L.P. (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity Investment-Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. Seligman & Co. Incorporated
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong MidCap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

   The expenses for a contract with a purchase payment credit are higher than a contract without the purchase payment credit (also referred to as a bonus) and the amount of the purchase payment credit may be more than offset by the additional expenses attributable to the credit.

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

   To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 56 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
2

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

TABLE OF CONTENTS
                                                                         PAGE
INDEX OF SPECIAL TERMS...................................................   5
HIGHLIGHTS...............................................................   6
FEE TABLE................................................................   7
THE COMPANY..............................................................  20
THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT..............................  20
PURCHASE.................................................................  20
  Purchase Payments......................................................  20
  Purchase Payment Credit Feature........................................  20
  Allocation of Purchase Payments........................................  21
  Free Look..............................................................  21
INVESTMENT OPTIONS.......................................................  21
  Investment Portfolios..................................................  21
  The Fixed Account......................................................  23
  The General Account....................................................  23
  Voting Rights..........................................................  23
  Substitution...........................................................  23
  Transfers..............................................................  23
  Dollar Cost Averaging Program..........................................  24
  Rebalancing Program....................................................  25
  Asset Allocation Program...............................................  25
  Sweep Program..........................................................  25
EXPENSES.................................................................  25
  Insurance Charges......................................................  25
  Contract Maintenance Charge............................................  26
  Contingent Deferred Sales Charge.......................................  26
  Reduction or Elimination of the Contingent Deferred Sales Charge.......  27
  Transfer Fee...........................................................  27
  Premium Taxes..........................................................  27
  Income Taxes...........................................................  27
  Investment Portfolio Expenses..........................................  27
CONTRACT VALUE...........................................................  27
  Accumulation Units.....................................................  27
ACCESS TO YOUR MONEY.....................................................  28
  Systematic Withdrawal Program .........................................  28
  Suspension of Payments or Transfers....................................  28
DEATH BENEFIT............................................................  29
  Upon Your Death During the Accumulation Period.........................  29
  Death Benefit Amount During the Accumulation Period....................  29
  Payment of Death Benefit During the Accumulation Period................  29
  Death of Contract Owner During the Annuity Period......................  30
  Death of Annuitant.....................................................  30

================================================================================

TABLE OF CONTENTS CONT'D
                                                                        PAGE
ANNUITY PAYMENTS (THE ANNUITY PERIOD)...................................  30
  Annuity Payment Amount................................................  30
  Annuity Options.......................................................  31
TAXES...................................................................  32
  Annuity Contracts in General..........................................  32
  Qualified and Non-Qualified Contracts.................................  32
  Withdrawals--Non-Qualified Contracts..................................  32
  Withdrawals--Qualified Contracts......................................  33
  Withdrawals--Tax-Sheltered Annuities..................................  33
  Taxation of Death Benefits............................................  33
  Diversification.......................................................  34
  Investor Control......................................................  34
PERFORMANCE.............................................................  34
INTERNAL APPEALS PROCEDURES.............................................  34
OTHER INFORMATION.......................................................  35
  The Separate Account..................................................  35
  Distributor...........................................................  35
  Ownership.............................................................  35
  Beneficiary...........................................................  35
  Assignment............................................................  35
 Financial Statements...................................................  35
APPENDIX A..............................................................  36
APPENDIX B..............................................................  43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............  56

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================


INDEX OF SPECIAL TERMS
   Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                                        Page
Accumulation Period....................................................  20
Accumulation Unit......................................................  27
Annuitant..............................................................  30
Annuity Date...........................................................  30
Annuity Options........................................................  30
Annuity Payments.......................................................  30
Annuity Period.........................................................  20
Annuity Unit...........................................................  27
Beneficiary............................................................  35
Contract...............................................................   1
Investment Portfolios..................................................  21
Joint Owner............................................................  35
Non-Qualified..........................................................  32
Owner..................................................................  35
Purchase Payment.......................................................  20
Qualified..............................................................  32
Tax-Deferral...........................................................  32

HIGHLIGHTS


   The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account H (Separate Account) and the fixed account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   The contract has a purchase payment credit feature under which we will credit an additional 4% to each purchase payment (purchase payment credit or bonus) you make. We call this the bonus feature. The contract also offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options.

   All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 8% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

   You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

   FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation (less the purchase payment credit). This may be more or less than your original payment. We will return your original payment if required by law.

   TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 591U2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

   INQUIRIES. If you need more information, please contact us at:

   Conseco Variable Insurance Company
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032
   (800) 824-2726

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

FEE TABLE

   The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES:
CONTINGENT DEFERRED SALES CHARGE: (as a percentage of Purchase Payments) (See Note 1 on page 11)


 NO. OF CONTRACT YEARS FROM                             CONTINGENT DEFERRED
 RECEIPT OF PURCHASE PAYMENT                           SALES CHARGE PERCENT
------------------------------------------------------------------------------
 0-1.........................................................  8%
 2...........................................................  8%
 3...........................................................  8%
 4...........................................................  8%
 5...........................................................  7%
 6...........................................................  6%
 7...........................................................  5%
 8...........................................................  3%
 9...........................................................  1%
 10 or more..................................................  0%
------------------------------------------------------------------------------


TRANSFER FEE: (See Note 2)   No charge for one transfer in each 30 day period
                             during the accumulation period. Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.

CONTRACT MAINTENANCE CHARGE: $30 per contract per year (this charge can be
(See Note 3)                 increased to $60 per contractper year).

SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4)
(as a percentage of average account value)



                                                                         INSURANCE CHARGES
                                                                         (COMPRISED OF THE
                                                                       MORTALITY AND EXPENSE
                                                                         RISK CHARGE AND           TOTAL SEPARATE ACCOUNT
                                                                      ADMINISTRATIVE CHARGE)           ANNUAL EXPENSES
                                                                      -----------------------      -----------------------
Standard contract (current charge)..................................           1.40%                        1.40%
Standard contract (maximum charge)..................................           1.65%                        1.65%

Contract with guaranteed minimum death benefit (current charge).....           1.70%                        1.70%
Contract with guaranteed minimum death benefit (maximum charge).....           1.90%                        1.90%

Contract with guaranteed minimum death benefit and
  guaranteed minimum income benefit (current charge)................           2.15%                        2.15%
Contract with guaranteed minimum death benefit and guaranteed
  minimum income benefit (maximum charge)...........................           2.65%                        2.65%

================================================================================

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)



                                                                                                                    TOTAL ANNUAL
                                                                                                 OTHER EXPENSES  PORTFOLIO EXPENSES
                                                                                                 (AFTER EXPENSE   (AFTER EXPENSE
                                                                                                 REIMBURSEMENT,    REIMBURSEMENT,
                                                                   MANAGEMENT       12B-1    IF ANY, FOR CERTAIN    IF ANY, FOR
                                                                      FEES          FEES          PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
------------------------------------------------------------------------------------------------------------------------------------
Conseco 20 Focus Portfolio ...................................        0.80%         0.25%            0.10%            1.15%
Equity Portfolio .............................................        0.79%         0.25%            0.06%            1.10%
Balanced Portfolio ...........................................        0.77%         0.25%            0.08%            1.10%
High Yield Portfolio .........................................        0.80%         0.25%            0.10%            1.15%
Fixed Income Portfolio .......................................        0.63%         0.25%            0.07%            0.95%
Government Securities Portfolio ..............................        0.64%         0.25%            0.06%            0.95%
Money Market Portfolio .......................................        0.39%            --            0.06%            0.45%

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio ..............................        0.75%            --            0.04%            0.79%
Alger American Leveraged AllCap Portfolio ....................        0.85%            --            0.05%            0.90%
Alger American Mid Cap Growth Portfolio ......................        0.80%            --            0.04%            0.84%
Alger American Small Capitalization Portfolio ................        0.85%            --            0.05%            0.90%

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
------------------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund ......................................        0.70%            --            0.00%            0.70%
VP International Fund ........................................        1.23%            --            0.00%            1.23%
VP Value Fund ................................................        1.00%            --            0.00%            1.00%

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund ......................................        0.75%            --            0.25%            1.00%
Berger IPT--Large Cap Growth  Fund ...........................        0.75%            --            0.15%            0.90%
Berger IPT--Small Company Growth Fund ........................        0.85%            --            0.13%            0.98%
Berger IPT--New Generation Fund ..............................        0.85%            --            0.30%            1.15%
Berger IPT--International Fund ...............................        0.85%            --            0.35%            1.20%

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL SHARES ) (6) ......................        0.75%            --            0.03%            0.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)(6) .................        0.25%            --            0.01%            0.26%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)(6)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Disciplined Stock Portfolio .....................        0.75%            --            0.06%            0.81%
Dreyfus VIF--International Value Portfolio ...................        1.00%            --            0.39%            1.39%

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (7)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II ...........................        0.60%            --            0.19%            0.79%
Federated International Equity Fund II .......................        0.54%            --            0.71%            1.25%
Federated Utility Fund II ....................................        0.75%            --            0.19%            0.94%
Federated International Small Company Fund II ................        0.15%            --            1.35%            1.50%

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
------------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth  Portfolio ...................        0.70%         0.25%            0.10%            1.05%
First American Mid Cap Growth  Portfolio .....................        0.70%         0.25%            0.20%            1.15%

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--High Yield Fund .................................        0.60%            --            0.47%            1.07%
INVESCO VIF--Equity Income Fund ..............................        0.75%            --            0.42%            1.17%
INVESCO VIF--Financial Services Fund .........................        0.75%            --            0.34%            1.09%
INVESCO VIF--Health Sciences Fund ............................        0.75%            --            0.32%            1.07%
INVESCO VIF--Real Estate Opportunity Fund ....................        0.90%            --            0.83%            1.73%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                                                                    TOTAL ANNUAL
                                                                                                 OTHER EXPENSES  PORTFOLIO EXPENSES
                                                                                                 (AFTER EXPENSE   (AFTER EXPENSE
                                                                                                 REIMBURSEMENT,    REIMBURSEMENT,
                                                                   MANAGEMENT       12B-1    IF ANY, FOR CERTAIN    IF ANY, FOR
                                                                      FEES          FEES          PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--Technology Fund ...................................      0.72%            --           0.30%               1.02%
INVESCO VIF--Telecommunications Fund ...........................      0.75%            --           0.31%               1.06%

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio ....................................      0.65%            --           0.01%               0.66%
Growth Portfolio ...............................................      0.65%            --           0.02%               0.67%
Worldwide Growth Portfolio .....................................      0.65%            --           0.04%               0.69%

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio .............................      0.75%         0.25%           0.25%               1.25%
Lazard Retirement Small Cap Portfolio ..........................      0.75%         0.25%           0.25%               1.25%

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ....................................      0.50%            --           0.37%               0.87%

------------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ....................................      0.70%            --           0.44%               1.14%

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio ................................      0.65%            --           0.11%               0.76%
Partners Portfolio .............................................      0.82%            --           0.10%               0.92%
Midcap Growth Portfolio ........................................      0.84%            --           0.14%               0.98%

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio .....................................      0.65%         0.25%           0.03%               0.93%
Pioneer Equity-Income VCT Portfolio ............................      0.65%         0.25%           0.06%               0.96%
Pioneer Europe VCT Portfolio (12) ..............................      0.95%         0.25%           0.50%               1.70%

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
OTC Fund .......................................................      0.75%            --           0.71%               1.46%
Nova Fund ......................................................      0.75%            --           0.67%               1.42%
U.S. Government Money Market Fund ..............................      0.50%            --           0.64%               1.14%

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (13)
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2) ....      0.75%         0.25%           0.12%               1.12%
Seligman Global Technology Portfolio (Class 2) .................      1.00%         0.15%           0.40%               1.55%

------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
------------------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II ............................................      1.00%            --           0.11%               1.11%

------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II ..................................      1.00%            --           0.15%               1.15%

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund ............................................      1.00%            --           0.15%               1.15%
Worldwide Emerging Markets Fund ................................      1.00%            --           0.26%               1.26%
Worldwide Hard Assets Fund .....................................      1.00%            --           0.14%               1.14%
Worldwide Real Estate Fund .....................................      1.00%            --           0.45%               1.45%

================================================================================

EXPLANATION OF FEE TABLE:

    The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

    (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio.

    (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

    (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

    (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

    (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively.

    These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees. Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

    (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

    (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

    (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

    (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

    (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

    (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

    (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

    (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

    (14) Strong Capital Management, Inc., the Fund's adviser of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

    (15) Strong Capital Management, Inc., the fund's adviser of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

    (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

NOTES TO THE FEE TABLES AND EXAMPLES:

    Note 1. Once each contract year, you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

         (i)   10% of the value of your contract (on a non-cumulative basis);

         (ii) the IRSminimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or

         (iii) the total of your purchase payments that have been in the contract for more than 9 complete years.

    Note 2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

    Note 3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the full contract maintenance charge for the year.

    Note 4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as an Insurance Charge.

    The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge in the future. The maximum charges are also reflected in the Fee Table.

================================================================================

EXAMPLES:

   The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.

   The examples in Chart 1 below assume that you do not elect the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the guaranteed minimum death benefit and the guaranteed minimum income benefit and the maximum insurance charges (as opposed to the current charges for your Contract) apply.

   Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

Current Charges (no GMDB or GMIB)

   You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

   Example (a)--Assuming surrender at the end of the periods shown:
   Example (b)--Assuming the contract stays in force through the periods shown:
   Example (c)--Assuming annuitization at the end of the periods shown:

CHART 1                                                           1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ...................................   (a) $102      $159       $209       $307
                                                                 (b) $ 28      $ 85       $144       $307
                                                                 (c) $102      $159       $144       $307
Equity Portfolio .............................................   (a) $102      $157       $206       $302
                                                                 (b) $ 27      $ 83       $142       $302
                                                                 (c) $102      $157       $142       $302
Balanced Portfolio ...........................................   (a) $102      $157       $206       $302
                                                                 (b) $ 27      $ 83       $142       $302
                                                                 (c) $102      $157       $142       $302
High Yield Portfolio .........................................   (a) $102      $159       $209       $307
                                                                 (b) $ 28      $ 85       $144       $307
                                                                 (c) $102      $159       $144       $307
Fixed Income Portfolio .......................................   (a) $100      $153       $199       $286
                                                                 (b) $ 25      $ 78       $134       $286
                                                                 (c) $100      $153       $134       $286
Government Securities Portfolio ..............................   (a) $100      $153       $199       $286
                                                                 (b) $ 25      $ 78       $134       $286
                                                                 (c) $100      $153       $134       $286
Money Market Portfolio .......................................   (a) $ 95      $137       $172       $233
                                                                 (b) $ 28      $ 85       $144       $307
                                                                 (c) $ 98      $148       $126       $269
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............................   (a) $ 98      $148       $190       $269
                                                                 (b) $ 25      $ 77       $144       $307
                                                                 (c) $ 98      $148       $126       $269
Alger American Leveraged Allcap Portfolio ....................   (a) $100      $151       $196       $281
                                                                 (b) $ 25      $ 77       $131       $281
                                                                 (c) $100      $151       $131       $281
Alger American Midcap Growth Portfolio .......................   (a) $ 99      $149       $193       $275
                                                                 (b) $ 24      $ 75       $128       $275
                                                                 (c) $ 99      $149       $128       $275
Alger American Small Capitalization Portfolio ................   (a) $100      $151       $196       $281
                                                                 (b) $ 25      $ 77       $131       $281
                                                                 (c) $100      $151       $131       $281
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income &Growth Fund .......................................   (a) $ 98      $145       $185       $260
                                                                 (b) $ 23      $ 71       $121       $260
                                                                 (c) $ 98      $145       $121       $260

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
VP International Fund ........................................   (a) $103      $161       $213       $315
                                                                 (b) $ 28      $ 87       $149       $315
                                                                 (c) $103      $161       $149       $315
VP Value Fund ................................................   (a) $101      $154       $201       $291
                                                                 (b) $ 26      $ 80       $137       $291
                                                                 (c) $101      $154       $137       $291
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ......................................   (a) $101      $154       $201       $291
                                                                 (b) $ 26      $ 80       $137       $291
                                                                 (c) $101      $154       $137       $291
Berger IPT--Large Cap Growth Fund ............................   (a) $100      $151       $196       $281
                                                                 (b) $ 25      $ 77       $131       $281
                                                                 (c) $100      $151       $131       $281
Berger IPT--Small Company Growth Fund ........................   (a) $100      $154       $200       $289
                                                                 (b) $ 26      $ 79       $136       $289
                                                                 (c) $100      $154       $136       $289
Berger IPT--New Generation Fund ..............................   (a) $103      $160       $212       $312
                                                                 (b) $ 28      $ 86       $147       $312
                                                                 (c) $103      $160       $147       $312
Berger IPT--International Fund ...............................   (a) $103      $160       $212       $312
                                                                 (b) $ 28      $ 86       $147       $312
                                                                 (c) $103      $160       $147       $312
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (INITIAL SHARES) .........................   (a) $ 98      $147       $190       $268
                                                                 (b) $ 24      $ 73       $125       $268
                                                                 (c) $ 98      $147       $125       $268

DREYFUS STOCK INDEX FUND (INITIAL SHARES) ....................   (a) $ 93      $131       $162       $212
                                                                 (b) $ 18      $ 57       $ 98       $212
                                                                 (c) $ 93      $131       $ 98       $212
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio ......................   (a) $ 99      $148       $191       $272
                                                                 (b) $ 24      $ 74       $127       $272
                                                                 (c) $ 99      $148       $127       $272
Dreyfus VIF International Value Portfolio ....................   (a) $105      $166       $221       $331
                                                                 (b) $ 30      $ 92       $157       $331
                                                                 (c) $105      $166       $157       $331
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...........................   (a) $ 98      $148       $190       $269
                                                                 (b) $ 24      $ 73       $126       $269
                                                                 (c) $ 98      $148       $126       $269
Federated International Equity Fund II .......................   (a) $104      $163       $216       $320
                                                                 (b) $ 29      $ 89       $151       $320
                                                                 (c) $104      $163       $151       $320
Federated Utility Fund II ....................................   (a) $100      $152       $198       $285
                                                                 (b) $ 25      $ 78       $134       $285
                                                                 (c) $100      $152       $134       $285
Federated International Small Company Fund II ................   (a) $106      $170       $227       $342
                                                                 (b) $ 31      $ 95       $162       $342
                                                                 (c) $106      $170       $162       $342
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ......................   (a) $100      $153       $199       $286
                                                                 (b) $ 25      $ 78       $134       $286
                                                                 (c) $100      $153       $134       $286
First American Large Cap Growth Portfolio ....................   (a) $102      $159       $209       $307
                                                                 (b) $ 28      $ 85       $144       $307
                                                                 (c) $102      $159       $144       $307
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund .................................   (a) $101      $156       $205       $298
                                                                 (b) $ 27      $ 82       $140       $298
                                                                 (c) $101      $156       $140       $298

================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
INVESCO VIF--Equity Income Fund ..............................   (a) $102      $160       $210       $309
                                                                 (b) $ 28      $ 85       $145       $309
                                                                 (c) $102      $160       $145       $309
INVESCO VIF--Financial Services Fund .........................   (a) $102      $157       $206       $301
                                                                 (b) $ 27      $ 83       $141       $301
                                                                 (c) $102      $157       $141       $301
INVESCO VIF--Health Sciences Fund ............................   (a) $101      $156       $205       $298
                                                                 (b) $ 27      $ 82       $140       $298
                                                                 (c) $101      $156       $140       $298
INVESCO VIF--Real Estate Opportunity Fund ....................   (a) $108      $177       $239       $364
                                                                 (b) $ 34      $103       $174       $364
                                                                 (c) $108      $177       $174       $364
INVESCO VIF--Technology Fund .................................   (a) $101      $155       $202       $293
                                                                 (b) $ 26      $ 81       $138       $293
                                                                 (c) $101      $155       $138       $293
INVESCO VIF--Telecommunications Fund .........................   (a) $101      $156       $204       $297
                                                                 (b) $ 27      $ 82       $140       $297
                                                                 (c) $101      $156       $140       $297
JANUS ASPEN SERIES, INSTITUTIONAL SHARES
Aggressive Growth Portfolio ..................................   (a) $ 97      $143       $183       $256
                                                                 (b) $ 22      $ 69       $119       $256
                                                                 (c) $ 97      $143       $119       $256
Growth Portfolio .............................................   (a) $ 97      $144       $184       $257
                                                                 (b) $ 23      $ 70       $119       $257
                                                                 (c) $ 97      $144       $119       $257
Worldwide Growth Portfolio ...................................   (a) $ 97      $144       $185       $259
                                                                 (b) $ 23      $ 70       $120       $259
                                                                 (c) $ 97      $144       $120       $259
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...........................   (a) $103      $162       $214       $317
                                                                 (b) $ 29      $ 88       $150       $317
                                                                 (c) $103      $162       $150       $317
Lazard Retirement Small Cap Portfolio ........................   (a) $103      $162       $214       $317
                                                                 (b) $ 23      $ 70       $119       $257
                                                                 (c) $ 99      $150       $130       $278
LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..................................   (a) $ 99      $150       $194       $278
                                                                 (b) $ 23      $ 70       $119       $257
                                                                 (c) $ 99      $150       $130       $278
MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ..................................   (a) $102      $159       $209       $306
                                                                 (b) $ 27      $ 84       $144       $306
                                                                 (c) $102      $159       $144       $306
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..............................   (a) $ 98      $147       $189       $266
                                                                 (b) $ 24      $ 72       $124       $266
                                                                 (c) $ 98      $147       $124       $266
Partners Portfolio ...........................................   (a) $100      $152       $197       $283
                                                                 (b) $ 25      $ 77       $133       $283
                                                                 (c) $100      $152       $133       $283
Midcap Growth Portfolio ......................................   (a) $100      $154       $200       $289
                                                                 (b) $ 26      $ 79       $136       $289
                                                                 (c) $100      $154       $136       $289
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...................................   (a) $100      $152       $198       $284
                                                                 (b) $ 25      $ 78       $133       $284
                                                                 (c) $100      $152       $133       $284

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT Portfolio ..........................   (a) $100      $153       $199       $287
                                                                 (b) $ 26      $ 79       $135       $287
                                                                 (c) $100      $153       $135       $287
Pioneer Europe VCT Portfolio .................................   (a) $108      $176       $237       $361
                                                                 (b) $ 33      $102       $172       $361
                                                                 (c) $108      $176       $172       $361
RYDEX VARIABLE TRUST
OTC Fund .....................................................   (a) $105      $169       $225       $338
                                                                 (b) $ 31      $ 94       $160       $338
                                                                 (c) $105      $169       $160       $338
Nova Fund ....................................................   (a) $105      $167       $223       $334
                                                                 (b) $ 30      $ 93       $158       $334
                                                                 (c) $105      $167       $158       $334
U.S. Government Money Market Fund ............................   (a) $102      $159       $209       $306
                                                                 (b) $ 27      $ 84       $144       $306
                                                                 (c) $102      $159       $144       $306
SELIGMAN PORTFOLIOS
Seligman Communications and Information Portfolio (Class 2) ..   (a) $102      $158       $207       $304
                                                                 (b) $ 27      $ 84       $143       $304
                                                                 (c) $102      $158       $143       $304
Seligman Global Technology Portfolio (Class 2) ...............   (a) $106      $171       $230       $347
                                                                 (b) $ 32      $ 97       $165       $347
                                                                 (c) $106      $171       $165       $347
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................................   (a) $102      $158       $207       $303
                                                                 (b) $ 27      $ 83       $142       $303
                                                                 (c) $102      $158       $142       $303
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II .................................   (a) $102      $159       $209       $307
                                                                 (b) $ 28      $ 85       $144       $307
                                                                 (c) $102      $159       $144       $307
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..........................................   (a) $103      $161       $213       $314
                                                                 (b) $ 28      $ 87       $148       $314
                                                                 (c) $103      $161       $148       $314
Worldwide Emerging Markets Fund ..............................   (a) $106      $171       $229       $346
                                                                 (b) $ 32      $ 97       $164       $346
                                                                 (c) $106      $171       $164       $346
Worldwide Hard Assets Fund ...................................   (a) $103      $162       $215       $318
                                                                 (b) $ 29      $ 88       $150       $318
                                                                 (c) $103      $162       $150       $318
Worldwide Real Estate Fund ...................................   (a) $124      $223       $313       $498
                                                                 (b) $ 49      $148       $247       $498
                                                                 (c) $124      $223       $247       $498

Maximum Charges

You Would Pay The Following Expenses On A $1,000 Investment,
Assuming 5% Annual Return On Assets:
Example (a)--Assuming Surrender At The End Of The Periods Shown:
Example (b)--Assuming The Contract Stays In Force Through The Periods Shown:
Example (c)--Assuming Annuitization At The End Of The Periods Shown:

CHART 2                                                           1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ...................................   (a) $115      $198       $272       $426
                                                                 (b) $ 41      $123       $207       $426
                                                                 (c) $115      $198       $207       $426

================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
Equity Portfolio .............................................   (a) $115      $196       $270       $422
                                                                 (b) $ 40      $122       $205       $422
                                                                 (c) $115      $196       $205       $422
Balanced Portfolio ...........................................   (a) $115      $196       $270       $422
                                                                 (b) $ 40      $122       $205       $422
                                                                 (c) $115      $196       $205       $422
High Yield Portfolio .........................................   (a) $115      $198       $272       $426
                                                                 (b) $ 41      $123       $207       $426
                                                                 (c) $115      $198       $207       $426
Fixed Income Portfolio .......................................   (a) $113      $191       $263       $408
                                                                 (b) $ 38      $117       $197       $408
                                                                 (c) $113      $191       $197       $408
Government Securities Portfolio ..............................   (a) $113      $191       $263       $408
                                                                 (b) $ 38      $117       $197       $408
                                                                 (c) $113      $191       $197       $408
Money Market Portfolio .......................................   (a) $108      $176       $237       $361
                                                                 (b) $ 41      $123       $207       $426
                                                                 (c) $112      $187       $190       $393
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............................   (a) $112      $187       $255       $393
                                                                 (b) $ 38      $115       $207       $426
                                                                 (c) $112      $187       $190       $393
Alger American Leveraged Allcap Portfolio ....................   (a) $113      $190       $260       $404
                                                                 (b) $ 38      $115       $195       $404
                                                                 (c) $113      $190       $195       $404
Alger American Midcap Growth Portfolio .......................   (a) $112      $188       $257       $398
                                                                 (b) $ 37      $114       $192       $398
                                                                 (c) $112      $188       $192       $398
Alger American Small Capitalization Portfolio ................   (a) $113      $190       $260       $404
                                                                 (b) $ 38      $115       $195       $404
                                                                 (c) $113      $190       $195       $404
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income &Growth Fund .......................................   (a) $111      $184       $250       $385
                                                                 (b) $ 36      $109       $185       $385
                                                                 (c) $111      $184       $185       $385
VP International Fund ........................................   (a) $116      $200       $276       $433
                                                                 (b) $ 41      $125       $211       $433
                                                                 (c) $116      $200       $211       $433
VP Value Fund ................................................   (a) $114      $193       $265       $413
                                                                 (b) $ 39      $118       $200       $413
                                                                 (c) $114      $193       $200       $413
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ......................................   (a) $114      $193       $265       $413
                                                                 (b) $ 39      $118       $200       $413
                                                                 (c) $114      $193       $200       $413
Berger IPT--Large Cap Growth Fund ............................   (a) $113      $190       $260       $404
                                                                 (b) $ 38      $115       $195       $404
                                                                 (c) $113      $190       $195       $404
Berger IPT--Small Company Growth Fund ........................   (a) $114      $192       $264       $411
                                                                 (b) $ 39      $118       $199       $411
                                                                 (c) $114      $192       $199       $411
Berger IPT--New Generation Fund ..............................   (a) $116      $199       $275       $431
                                                                 (b) $ 41      $125       $210       $431
                                                                 (c) $116      $199       $210       $431
Berger IPT--International Fund ...............................   (a) $116      $199       $275       $431
                                                                 (b) $ 41      $125       $210       $431
                                                                 (c) $116      $199       $210       $431

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (INITIAL SHARES) .........................   (a) $111      $186       $254       $392
                                                                 (b) $ 37      $112       $189       $392
                                                                 (c) $111      $186       $189       $392
DREYFUS STOCK INDEX FUND (INITIAL SHARES) ....................   (a) $106      $170       $228       $343
                                                                 (b) $ 31      $ 96       $163       $343
                                                                 (c) $106      $170       $163       $343
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio ......................   (a) $112      $187       $256       $395
                                                                 (b) $ 37      $113       $191       $395
                                                                 (c) $112      $187       $191       $395
Dreyfus VIF International Value Portfolio ....................   (a) $118      $205       $284       $448
                                                                 (b) $ 43      $130       $219       $448
                                                                 (c) $118      $205       $219       $448
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...........................   (a) $112      $187       $255       $393
                                                                 (b) $ 37      $112       $190       $393
                                                                 (c) $112      $187       $190       $393
Federated International Equity Fund II .......................   (a) $117      $202       $279       $438
                                                                 (b) $ 42      $127       $214       $438
                                                                 (c) $117      $202       $214       $438
Federated Utility Fund II ....................................   (a) $113      $191       $262       $407
                                                                 (b) $ 38      $117       $197       $407
                                                                 (c) $113      $191       $197       $407
Federated International Small Company Fund II ................   (a) $119      $208       $290       $457
                                                                 (b) $ 44      $134       $224       $457
                                                                 (c) $119      $208       $224       $457
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ......................   (a) $113      $191       $263       $408
                                                                 (b) $ 38      $117       $197       $408
                                                                 (c) $113      $191       $197       $408
First American Large Cap Growth Portfolio ....................   (a) $115      $198       $272       $426
                                                                 (b) $ 41      $123       $207       $426
                                                                 (c) $115      $198       $207       $426
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO--VIF High Yield Fund .................................   (a) $115      $195       $268       $419
                                                                 (b) $ 40      $121       $203       $419
                                                                 (c) $115      $195       $203       $419
INVESCO--VIF Equity Income Fund ..............................   (a) $116      $198       $273       $428
                                                                 (b) $ 41      $124       $208       $428
                                                                 (c) $116      $198       $208       $428
INVESCO--VIF Financial Services Fund .........................   (a) $115      $196       $269       $421
                                                                 (b) $ 40      $121       $204       $421
                                                                 (c) $115      $196       $204       $421
INVESCO--VIF Health Sciences Fund ............................   (a) $115      $195       $268       $419
                                                                 (b) $ 40      $121       $203       $419
                                                                 (c) $115      $195       $203       $419
INVESCO--VIF Real Estate Opportunity Fund ....................   (a) $121      $215       $301       $477
                                                                 (b) $ 47      $141       $235       $477
                                                                 (c) $121      $215       $235       $477
INVESCO--VIF Technology Fund .................................   (a) $114      $194       $266       $415
                                                                 (b) $ 39      $119       $201       $415
                                                                 (c) $114      $194       $201       $415
INVESCO--VIF Telecommunications Fund .........................   (a) $114      $195       $268       $418
                                                                 (b) $ 40      $120       $203       $418
                                                                 (c) $114      $195       $203       $418

================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES
Aggressive Growth Portfolio ..................................   (a) $110      $183       $248       $381
                                                                 (b) $ 35      $108       $183       $381
                                                                 (c) $110      $183       $183       $381
Growth Portfolio .............................................   (a) $110      $183       $248       $382
                                                                 (b) $ 36      $108       $184       $382
                                                                 (c) $110      $183       $184       $382
Worldwide Growth Portfolio ...................................   (a) $111      $183       $249       $384
                                                                 (b) $ 36      $109       $185       $384
                                                                 (c) $111      $183       $185       $384
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...........................   (a) $116      $201       $277       $435
                                                                 (b) $ 42      $126       $212       $435
                                                                 (c) $116      $201       $212       $435
Lazard Retirement Small Cap Portfolio ........................   (a) $116      $201       $277       $435
                                                                 (b) $ 36      $108       $184       $382
                                                                 (c) $112      $189       $194       $401
LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..................................   (a) $112      $189       $259       $401
                                                                 (b) $ 36      $108       $184       $382
                                                                 (c) $112      $189       $194       $401
MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ..................................   (a) $115      $197       $272       $425
                                                                 (b) $ 40      $123       $207       $425
                                                                 (c) $115      $197       $207       $425
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..............................   (a) $111      $186       $253       $391
                                                                 (b) $ 37      $111       $188       $391
                                                                 (c) $111      $186       $188       $391
Partners Portfolio ...........................................   (a) $113      $191       $261       $405
                                                                 (b) $ 38      $116       $196       $405
                                                                 (c) $113      $191       $196       $405
Midcap Growth Portfolio ......................................   (a) $114      $192       $264       $411
                                                                 (b) $ 39      $118       $199       $411
                                                                 (c) $114      $192       $199       $411
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...................................   (a) $113      $191       $262       $406
                                                                 (b) $ 38      $116       $196       $406
                                                                 (c) $113      $191       $196       $406
Pioneer Equity-Income VCT Portfolio ..........................   (a) $113      $192       $263       $409
                                                                 (b) $ 39      $117       $198       $409
                                                                 (c) $113      $192       $198       $409
Pioneer Europe VCT Portfolio .................................   (a) $121      $214       $299       $474
                                                                 (b) $ 46      $140       $234       $474
                                                                 (c) $121      $214       $234       $474
RYDEX VARIABLE TRUST
OTC Fund .....................................................   (a) $119      $207       $288       $454
                                                                 (b) $ 44      $132       $222       $454
                                                                 (c) $119      $207       $222       $454
Nova Fund ....................................................   (a) $118      $206       $286       $450
                                                                 (b) $ 43      $131       $220       $450
                                                                 (c) $118      $206       $220       $450
U.S. Government Money Market Fund ............................   (a) $115      $197       $272       $425
                                                                 (b) $ 40      $123       $207       $425
                                                                 (c) $115      $197       $207       $425

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2) ..   (a) $115      $197       $271       $424
                                                                 (b) $ 40      $122       $206       $424
                                                                 (c) $115      $197       $206       $424
Seligman Global Technology Portfolio (Class 2) ...............   (a) $120      $210       $292       $462
                                                                 (b) $ 45      $135       $227       $462
                                                                 (c) $120      $210       $227       $462
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................................   (a) $115      $196       $270       $423
                                                                 (b) $ 40      $122       $205       $423
                                                                 (c) $115      $196       $205       $423
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II .................................   (a) $115      $198       $272       $426
                                                                 (b) $ 41      $123       $207       $426
                                                                 (c) $115      $198       $207       $426
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..........................................   (a) $116      $200       $276       $433
                                                                 (b) $ 41      $125       $211       $433
                                                                 (c) $116      $200       $211       $433
Worldwide Emerging Markets Fund ..............................   (a) $119      $210       $292       $461
                                                                 (b) $ 45      $135       $226       $461
                                                                 (c) $119      $210       $226       $461
Worldwide Hard Assets Fund ...................................   (a) $117      $201       $278       $436
                                                                 (b) $ 42      $126       $213       $436
                                                                 (c) $117      $201       $213       $436
Worldwide Real Estate Fund ...................................   (a) $137      $260       $371       $595
                                                                 (b) $ 62      $185       $305       $595
                                                                 (c) $137      $260       $305       $595

================================================================================

THE COMPANY

   Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for wealth protection and wealth creation to more than 13 million customers.

THE CONSECO ADVANTAGE PLUS
ANNUITY CONTRACT

   This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

   The contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

   The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

    You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

   A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. We will accept up to $2,000,000 in purchase payments without our prior approval.

   You can make additional purchase payments of $500 or more to a non-qualified contract and $50 each month to a qualified contract. If you select the automatic payment check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

PURCHASE PAYMENT CREDIT FEATURE

   Each time you make a purchase payment, we will credit an additional 4% to that purchase payment. We refer to these amounts as purchase payment credits or the bonus. Purchase payment credits will be allocated in the same way as your purchase payment. An amount equal to the credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the purchase payment credit amount. We will not deduct any earnings that result from the purchase payment credit at any time.

   Contract charges are deducted from contract value. Therefore, when we credit your contract with a purchase payment credit, your contract incurs expenses on the total contract value, which includes the purchase payment credit amount. When you cancel your contract during the Free Look Period, you will forfeit your purchase payment credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the purchase payment plus the credit amount), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the purchase payment credit. We expect to profit from certain charges assessed under the contract, including certain charges (i.e., the contingent deferred sales charge and the insurance charge) associated with the purchase payment

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

credit. The purchase payment credit feature may not be available in your state. ALLOCATION OF PURCHASE PAYMENTS

   When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options at any one time including the fixed account. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern standard time.

FREE LOOK

   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. On the day we receive your request at our administrative office, we will return the value of your contract, less the purchase payment credits. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The contract offers 59 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) 557-7043. See Appendix A which contains a summary of investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

   Managed by Conseco Capital Management, Inc.
   (Conseco Capital Management, Inc. is an affiliate  of Conseco Variable)
     Conseco 20 Focus Portfolio
     Equity Portfolio
     Balanced Portfolio
     High Yield Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     Money Market Portfolio

================================================================================

THE ALGER AMERICAN FUND
   Managed by Fred Alger Management, Inc.
     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Managed by American Century Investment Management, Inc.
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Managed by Berger LLC (formerly, Berger
   Associates, Inc.)
     Berger IPT--Growth Fund
       (formerly, Berger IPT--100 Fund)
     Berger IPT--Large Cap Growth Fund
       (formerly, Berger IPT--Growth and
       Income Fund)
     Berger IPT--Small Company Growth Fund
     Berger IPT--New Generation Fund

   Managed by BBOI Worldwide LLC
     Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
   Managed by The Dreyfus Corporation (NCM Capital Management Group, Inc.-- sub-investment adviser)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation (Mellon Equity Associates--index fund manager)

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation
     Dreyfus VIF--Disciplined Stock Portfolio Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management Company
     Federated High Income Bond Fund II
     Federated Utility Fund II

   Managed by Federated Global Investment Management Corp.
     Federated International Equity Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Managed by U.S. Bancorp Piper Jaffray Asset Management
     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Managed by INVESCO Funds Group, Inc.
     INVESCO VIF--High Yield Fund INVESCO VIF--Equity Income Fund INVESCO VIF--Financial Services Fund INVESCO VIF--Health Sciences Fund INVESCO
     VIF--Real Estate Opportunity Fund INVESCO VIF--Technology Fund INVESCO
     VIF--Telecommunications Fund

JANUS ASPEN SERIES
   Managed by Janus Capital Corporation
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Managed by Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company
     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Managed by Lord Abbett & Co.
     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   Managed by Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management Inc.) Sub-advised by Alliance Capital Management L.P.
     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Managed by Neuberger Berman
   Management Inc.
     Limited Maturity Bond Portfolio
     Partners Portfolio
     Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
   Managed by Pioneer Investment Management, Inc.
     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
   Managed by Rydex Global Advisors
     OTC Fund
     Nova Fund
     U.S. Government Money Market Fund

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

SELIGMAN PORTFOLIOS, INC.

   Managed by J. & W. Seligman & Co. Incorporated
     Seligman Communications and Information Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
   Advised by Strong Capital Management, Inc.
     Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   Advised by Strong Capital Management, Inc.
     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   Managed by Van Eck Associates Corporation
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

   Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

    We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

    You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

   During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

   We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

   We may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money up to 15 investment options at any one time.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the fixed account, and to or from any investment portfolio by providing us with a written request. The following apply to any transfer during the accumulation period:

   1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

   2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio, whichever is less. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

   3. You must leave at least $500 in each investment portfolio after you make a transfer unless the entire amount is being transferred.

   4. Transfers out of the Fixed Account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

================================================================================

   5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

    6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

   TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following also apply to any transfer during the annuity period:

    1. You can make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

    2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

    3. You must leave at least $500 in each investment portfolio after a transfer unless the entire amount is being transferred.

    4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

    5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

    TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

    This product is not designed for professional market timing organizations. We reserve the right to modify the transfer privileges described above.

DOLLAR COST AVERAGING PROGRAM

   The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

   All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

   If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:

    Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

    You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

    There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit. We may increase the insurance charges for your contract up to 1.65%.

================================================================================

   If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

   If, at the time of application, you select the guaranteed minimum death benefit AND the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

   The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included in part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from these charges.

CONTRACT MAINTENANCE CHARGE

   During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract and can be increased up to a maximum of $60 per contract per year.

   We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge on the annuity date.

   The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

   No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

   During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, we will assess a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

NO. OF YEARS                             CONTINGENT
FROM RECEIPT OF                        DEFERRED SALES
PURCHASE PAYMENT                           CHARGE
--------------------------------------------------------
0-1.................................         8%
2...................................         8%
3...................................         8%
4...................................         8%
5...................................         7%
6...................................         6%
7...................................         5%
8...................................         3%
9...................................         1%
10 or more..........................         0%

   Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

   For tax purposes, withdrawals are generally considered to have come from earnings first.

   FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

   o  10% of the value of your contract (on a non-cumulative basis);

   o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

   o the total of your purchase payments that have been in the contract for more than 9 complete years.

    UNEMPLOYMENT BENEFIT. We will allow a one time free partial withdrawal of up to 50% of your contract value if:

   o your contract has been in force for at least 1 year;

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

   o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

   o your employment was involuntarily terminated by your employer; and

   o you certify to us that you are still unemployed when you make the withdrawal request.

    This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

   You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free. We reserve the right to change the transfer fee.

   The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

    If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

    We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

    There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE

   Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolios you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.

ACCUMULATION UNITS

   Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

    1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

    2. subtracting the daily amount of the insurance charges.

    The value of an accumulation unit may go up or down from business day to business day.

    When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated, including any purchase payment credit, to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

   On Wednesday, we receive an additional purchase payment of $4,000 from you and we credit your contract with the 4% purchase payment credit. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,160 ($4,000 purchase payment plus $160 credit) by $12.25 and credit your contract on Wednesday night with 339.59 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract:

   o by making a withdrawal (either a partial or a complete withdrawal);

   o by electing to receive annuity payments; or

   o when a death benefit is paid to your beneficiary.

    In general, withdrawals can only be made during the accumulation period.

    When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

   You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

   Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. You can instruct us to withdraw a level dollar amount or percentage from specified investment options (largest account balance or on a pro-rata basis). If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS (UNDER 403(B) CONTRACTS, SEE "TAXES--WITHDRAWALS--TAX-SHELTERED ANNUITIES") MAY APPLY TO SYSTEMATIC WITHDRAWALS.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

SUSPENSION OF PAYMENTS OR TRANSFERS

    We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

    1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

    2. trading on the New York Stock Exchange is restricted;

    3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

    4. during any other period when the SEC, by order, so permits for the protection of owners.

    We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

    If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

    If death occurs prior to age 80, the amount of the death benefit will be the greater of:

    (1) the value of your contract as of the business day we receive proof of death and a payment election; or

    (2) the total purchase payments you have made, less any adjusted partial withdrawals and contingent deferred sales charges.

   If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.

   OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

    For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit. Under this option, if you die before age 80, the death benefit will be the greater of:

   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

    (2) the value of your contract as of the business day we receive proof of death and a payment election; or

    (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

   Adjusted partial withdrawal means:

   o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

   o the amount of the death benefit just before the partial withdrawal; divided by

   o the value of your contract just before the partial withdrawal.

   If death occurs at age 80 or later, the death benefit will be the greater of:
(1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawal.

   If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

   The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk, which is borne by the beneficiary.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of your death during the accumulation period.

================================================================================

    OPTION 1--lump sum payment of the death benefit; or

    OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

    OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

   Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

   o continue the contract in his or her own name at the then current contract value;

   o elect a lump sum payment of the death benefit; or

   o apply the death benefit to an annuity option.

   If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any Joint Owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary.

DEATH OF ANNUITANT

    If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)

   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

   You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

    1) the value of your contract in the investment portfolio(s) on the annuity date;

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

    2) the 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

    3) the performance of the investment portfolio(s) you selected.

    You can choose either a 3% or a 5% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease.

   On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

   Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT. For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

   Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

    1) the largest contract value on any contract anniversary; less

    2) any adjusted partial withdrawals.

    This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals. Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

   The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

   If you elect this benefit, the following limitations will apply:

   o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With Period Certain, will be applied.

   o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

   o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

   o The annuity date selected must occur within 30 days following a contract anniversary.

   o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

   On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

   You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the

================================================================================

assumed investment rate for a variable annuity payout option.

   OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first payment.

TAXES

   NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

    Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract-- qualified or non-qualified (see following sections).

   You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

   When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED CONTRACT.

   If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a QUALIFIED CONTRACT.

   A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after you reach age 591/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

   The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after you reach age 591/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employees and his or her beneficiary; (5) paid to you after you have attained age 55 and you have left your employment; (6) paid for certain allowable medical expenses (as defined in the Code); (7) paid pursuant to a qualified domestic relations order; (8) paid on account of an IRS levy upon the qualified contract; (9) paid from an IRA for medical insurance (as defined in the Code); (10) paid from an IRA for qualified higher education expenses; or (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

    The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settle ment or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

    We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner: (1) reaches age 591/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); (5) in the case of hardship; or (6) pursuant to a qualified domestic relations order, if otherwise permitted.

    However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

TAXATION OF DEATH BENEFITS

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

   The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contract. Furthermore, the Code provides that the assets of an IRA(including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA(including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law, owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

   Due to the uncertainty in this area, we reserve the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

PERFORMANCE

   We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease.

   Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio. Any performance advertised will reflect the bonus credits applied to a contract.

   For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

   We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

INTERNAL APPEALS PROCEDURES

    The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

   o Your request should contain the reason for the appeal and any supporting evidence or documentation; o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested.

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

   o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

    These procedures may not be available in your state.

OTHER INFORMATION

THE SEPARATE ACCOUNT

   We established a separate account, Conseco Variable Annuity Account H (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

   The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

   The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

    Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker- dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

   OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

   JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

   The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

   You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

   If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

   The financial statements of the Company have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligation under the Contract. The financial statements of the Separate Account are also included in the Statement of Additional Information.

================================================================================

APPENDIX A -- PARTICIPATING INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

    Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

    The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

    The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

    The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

    The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment adviser for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's adviser. Berger LLC has delegated daily management of the Fund to BIAM. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment adviser, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY BERGER IPT--100 FUND)

   The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.

BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

    The Berger IPT--Growth and Income Fund aims for capital appreciation. In pursuing these goals, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

    The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of compa-

================================================================================

nies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT--INTERNATIONAL FUND

   The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

    The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

(INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract: DREYFUS

VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

    Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS

    First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment adviser to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

    INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

    The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

    The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

    The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and

================================================================================

other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

    Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

    The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

    The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

    Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================
MITCHELL HUTCHINS SERIES TRUST (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

    Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

    Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

    Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

    The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

    The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

    The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

================================================================================

U.S GOVERNMENT MONEY MARKET FUND

    The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

    Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)

    The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

    Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment adviser for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

    Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment adviser for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

   The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

    Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

    The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION

   The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Conseco Variable Annuity Account H's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

   The tables below provide per unit information about the financial history of each Sub-account.

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO
  Accumulation unit value at beginning of period...............................        $18.274
  Accumulation unit value at end of period.....................................        $15.421
  Number of accumulation units outstanding at end of period....................        104,891

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period...............................        $27.188
  Accumulation unit value at end of period ....................................        $19.351
  Number of accumulation units outstanding at end of period ...................        105,310

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $16.997
  Accumulation unit value at end of period ....................................        $17.345
  Number of accumulation units outstanding at end of period ...................        148,341

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $17.030
  Accumulation unit value at end of period ....................................        $11.368
  Number of accumulation units outstanding at end of period ...................         69,562

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $13.065
  Accumulation unit value at end of period ....................................        $12.370
  Number of accumulation units outstanding at end of period ...................         47,563

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................        $19.265
  Accumulation unit value at end of period ....................................        $14.741
  Number of accumulation units outstanding at end of period ...................         72,128

VALUE FUND
  Accumulation unit value at beginning of period ..............................         $8.867
  Accumulation unit value at end of period ....................................        $11.638
  Number of accumulation units outstanding at end of period ...................         86,242

BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $17.075
  Accumulation unit value at end of period ....................................        $12.793
  Number of accumulation units outstanding at end of period ...................         61,514

LARGE CAP GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $20.314
  Accumulation unit value at end of period ....................................        $16.892
  Number of accumulation units outstanding at end of period ...................        143,143

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................        $13.741
  Accumulation unit value at end of period ....................................        $12.403
  Number of accumulation units outstanding at end of period ...................          2,036

NEW GENERATION FUND
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $5.864
  Number of accumulation units outstanding at end of period ...................         31,314

================================================================================

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $21.009
  Accumulation unit value at end of period ....................................        $17.049
  Number of accumulation units outstanding at end of period ...................         92,973

CONSECO SERIES TRUST:
BALANCED PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $14.840
  Accumulation unit value at end of period ....................................        $14.348
  Number of accumulation units outstanding at end of period ...................        250,359

CONSECO 20 FOCUS PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $8.417
  Number of accumulation units outstanding at end of period ...................         44,594

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.002
  Accumulation unit value at end of period ....................................        $16.219
  Number of accumulation units outstanding at end of period ...................        102,356

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.193
  Accumulation unit value at end of period ....................................        $11.059
  Number of accumulation units outstanding at end of period ...................         17,395

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.058
  Accumulation unit value at end of period ....................................        $11.104
  Number of accumulation units outstanding at end of period ...................        100,436

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................        $10.224
  Number of accumulation units outstanding at end of period ...................         62,894

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.742
  Accumulation unit value at end of period ....................................        $11.190
  Number of accumulation units outstanding at end of period ...................        456,605

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................        $15.216
  Accumulation unit value at end of period ....................................        $13.798
  Number of accumulation units outstanding at end of period ...................         36,794

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................        $13.601
  Accumulation unit value at end of period ....................................        $12.895
  Number of accumulation units outstanding at end of period ...................        175,212

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
DISCIPLINED STOCK PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.947
  Accumulation unit value at end of period ....................................        $11.230
  Number of accumulation units outstanding at end of period ...................         39,806

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.970
  Accumulation unit value at end of period.....................................        $11.285
  Number of accumulation units outstanding at end of period....................          8,184

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II
  Accumulation unit value at beginning of period ..............................         $9.909
  Accumulation unit value at end of period.....................................         $8.966
  Number of accumulation units outstanding at end of period....................         37,416

INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period ..............................        $23.610
  Accumulation unit value at end of period ....................................        $15.941
  Number of accumulation units outstanding at end of period....................         19,923

UTILITY FUND II
  Accumulation unit value at beginning of period ..............................        $11.425
  Accumulation unit value at end of period ....................................        $10.254
  Number of accumulation units outstanding at end of period....................         27,400

INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.178
  Accumulation unit value at end of period ....................................        $12.072
  Number of accumulation units outstanding at end of period ...................          4,652

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.164
  Accumulation unit value at end of period ....................................         $8.928
  Number of accumulation units outstanding at end of period ...................         19,545

JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $32.871
  Accumulation unit value at end of period ....................................        $19.224
  Number of accumulation units outstanding at end of period ...................        145,589

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.730
  Accumulation unit value at end of period ....................................        $15.150
  Number of accumulation units outstanding at end of period ...................        237,471

WORLDWIDE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $21.113
  Accumulation unit value at end of period ....................................        $16.031
  Number of accumulation units outstanding at end of period....................        192,697

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.639
  Accumulation unit value at end of period ....................................        $11.507
  Number of accumulation units outstanding at end of period ...................          3,777

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period ..............................         $9.382
  Accumulation unit value at end of period ....................................        $11.522
  Number of accumulation units outstanding at end of period ...................         30,039

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.333
  Accumulation unit value at end of period ....................................        $14.211
  Number of accumulation units outstanding at end of period ...................         39,301

MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.533
  Accumulation unit value at end of period ....................................        $11.291
  Number of accumulation units outstanding at end of period ...................          4,603

================================================================================

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.212
  Accumulation unit value at end of period ....................................        $10.779
  Number of accumulation units outstanding at end of period ...................         32,082

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.062
  Accumulation unit value at end of period ....................................        $10.573
  Number of accumulation units outstanding at end of period ...................          3,119

RYDEX VARIABLE TRUST:
NOVA PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.407
  Accumulation unit value at end of period ....................................        $15.135
  Number of accumulation units outstanding at end of period ...................         81,027

OTC PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $39.086
  Accumulation unit value at end of period ....................................        $23.626
  Number of accumulation units outstanding at end of period ...................         64,506

SELIGMAN PORTFOLIOS:
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $5.542
  Number of accumulation units outstanding at end of period ...................        119,443

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $6.729
  Number of accumulation units outstanding at end of period ...................         66,508

STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period ..............................        $25.427
  Accumulation unit value at end of period ....................................        $19.665
  Number of accumulation units outstanding at end of period ...................         95,175

STRONG OPPORTUNITY FUND II:
  Accumulation unit value at beginning of period ..............................        $14.103
  Accumulation unit value at end of period ....................................        $15.224
  Number of accumulation units outstanding at end of period ...................         40,326

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND
  Accumulation unit value at beginning of period ..............................         $9.858
  Accumulation unit value at end of period ....................................        $10.057
  Number of accumulation units outstanding at end of period ...................          8,275

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period ..............................        $14.919
  Accumulation unit value at end of period ....................................         $7.625
  Number of accumulation units outstanding at end of period ...................         30,430

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period ..............................         $7.839
  Accumulation unit value at end of period.....................................         $9.253
  Number of accumulation units outstanding at end of period ...................          1,197

WORLDWIDE REAL ESTATE FUND
  Accumulation unit value at beginning of period ..............................         $8.068
  Accumulation unit value at end of period ....................................         $9.772
  Number of accumulation units outstanding at end of period ...................          4,625

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $18.258
  Accumulation unit value at end of period ....................................       $15.367
  Number of accumulation units outstanding at end of period ...................        24,934

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $27.164
  Accumulation unit value at end of period ....................................       $19.283
  Number of accumulation units outstanding at end of period ...................        31,068

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $16.983
  Accumulation unit value at end of period ....................................       $17.284
  Number of accumulation units outstanding at end of period ...................        35,435

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $17.015
  Accumulation unit value at end of period ....................................       $11.328
  Number of accumulation units outstanding at end of period ...................        18,607

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period ..............................       $13.054
  Accumulation unit value at end of period ....................................       $12.326
  Number of accumulation units outstanding at end of period ...................         4,699

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................       $19.248
  Accumulation unit value at end of period ....................................       $14.690
  Number of accumulation units outstanding at end of period ...................        16,630

VALUE FUND
  Accumulation unit value at beginning of period ..............................        $8.860
  Accumulation unit value at end of period ....................................       $11.597
  Number of accumulation units outstanding at end of period ...................         9,780

BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND
  Accumulation unit value at beginning of period ..............................       $17.060
  Accumulation unit value at end of period ....................................       $12.748
  Number of accumulation units outstanding at end of period ...................         6,529

LARGE CAP GROWTH FUND
  Accumulation unit value at beginning of period ..............................       $20.296
  Accumulation unit value at end of period ....................................       $16.833
  Number of accumulation units outstanding at end of period ...................        23,383

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................       $13.729
  Accumulation unit value at end of period ....................................       $12.360
  Number of accumulation units outstanding at end of period ...................            97

NEW GENERATION FUND
  Accumulation unit value at beginning of period ..............................       $10.000
  Accumulation unit value at end of period ....................................        $5.853
  Number of accumulation units outstanding at end of period ...................         2,512

SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period ..............................       $20.991
  Accumulation unit value at end of period ....................................       $16.989
  Number of accumulation units outstanding at end of period ...................        24,684

================================================================================

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $14.827
  Accumulation unit value at end of period ....................................       $14.298
  Number of accumulation units outstanding at end of period ...................        37,876

CONSECO 20 FOCUS PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $10.000
  Accumulation unit value at end of period ....................................        $8.400
  Number of accumulation units outstanding at end of period ...................         7,622

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $17.987
  Accumulation unit value at end of period ....................................       $16.162
  Number of accumulation units outstanding at end of period ...................        18,098

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $10.184
  Accumulation unit value at end of period ....................................       $11.021
  Number of accumulation units outstanding at end of period ...................         5,501

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $10.049
  Accumulation unit value at end of period ....................................       $11.065
  Number of accumulation units outstanding at end of period ...................         4,378

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $10.000
  Accumulation unit value at end of period ....................................       $10.203
  Number of accumulation units outstanding at end of period ...................             0

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period...............................       $10.733
  Accumulation unit value at end of period ....................................       $11.150
  Number of accumulation units outstanding at end of period ...................        63,641

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................       $15.203
  Accumulation unit value at end of period ....................................       $13.750
  Number of accumulation units outstanding at end of period ...................         7,891

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................       $13.589
  Accumulation unit value at end of period ....................................       $12.850
  Number of accumulation units outstanding at end of period....................        53,964

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
DISCIPLINED STOCK PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $11.937
  Accumulation unit value at end of period ....................................       $11.191
  Number of accumulation units outstanding at end of period ...................         3,406

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period ..............................       $10.961
  Accumulation unit value at end of period ....................................       $11.246
  Number of accumulation units outstanding at end of period ...................           127

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II
  Accumulation unit value at beginning of period ..............................        $9.901
  Accumulation unit value at end of period ....................................        $8.935
  Number of accumulation units outstanding at end of period ...................           946

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period ..............................        $23.589
  Accumulation unit value at end of period.....................................        $15.886
  Number of accumulation units outstanding at end of period ...................          5,196

UTILITY FUND II
  Accumulation unit value at beginning of period ..............................        $11.415
  Accumulation unit value at end of period ....................................        $10.218
  Number of accumulation units outstanding at end of period ...................          4,598

INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.168
  Accumulation unit value at end of period ....................................        $12.030
  Number of accumulation units outstanding at end of period ...................          3,898

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.155
  Accumulation unit value at end of period ....................................         $8.897
  Number of accumulation units outstanding at end of period....................             91

JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $32.843
  Accumulation unit value at end of period ....................................        $19.157
  Number of accumulation units outstanding at end of period ...................         47,418

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.714
  Accumulation unit value at end of period ....................................        $15.097
  Number of accumulation units outstanding at end of period ...................         68,359

WORLDWIDE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $21.095
  Accumulation unit value at end of period ....................................        $15.975
  Number of accumulation units outstanding at end of period ...................         43,541

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.630
  Accumulation unit value at end of period ....................................        $11.466
  Number of accumulation units outstanding at end of period ...................            109

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period ..............................         $9.374
  Accumulation unit value at end of period ....................................        $11.482
  Number of accumulation units outstanding at end of period....................          2,809

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.324
  Accumulation unit value at end of period.....................................        $14.161
  Number of accumulation units outstanding at end of period ...................         23,576

MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period...............................        $11.523
  Accumulation unit value at end of period ....................................        $11.251
  Number of accumulation units outstanding at end of period ...................          3,690

================================================================================

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.203
  Accumulation unit value at end of period ....................................        $10.741
  Number of accumulation units outstanding at end of period ...................          2,722

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.053
  Accumulation unit value at end of period ....................................        $10.536
  Number of accumulation units outstanding at end of period ...................         10,486

RYDEX VARIABLE TRUST:
NOVA PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.407
  Accumulation unit value at end of period ....................................        $15.105
  Number of accumulation units outstanding at end of period ...................          1,789

OTC PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $39.086
  Accumulation unit value at end of period.....................................        $23.578
  Number of accumulation units outstanding at end of period ...................          4,788

SELIGMAN PORTFOLIOS:
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $5.531
  Number of accumulation units outstanding at end of period ...................          8,243

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $6.716
  Number of accumulation units outstanding at end of period ...................          6,568

STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period ..............................        $25.405
  Accumulation unit value at end of period.....................................        $19.596
  Number of accumulation units outstanding at end of period ...................         29,070

STRONG OPPORTUNITY FUND II:
  Accumulation unit value at beginning of period...............................        $14.091
  Accumulation unit value at end of period ....................................        $15.170
  Number of accumulation units outstanding at end of period ...................         18,437

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND
  Accumulation unit value at beginning of period ..............................         $9.849
  Accumulation unit value at end of period ....................................        $10.021
  Number of accumulation units outstanding at end of period ...................          1,478

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period ..............................        $14.906
  Accumulation unit value at end of period ....................................         $7.598
  Number of accumulation units outstanding at end of period....................            543

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period ..............................         $7.832
  Accumulation unit value at end of period.....................................         $9.220
  Number of accumulation units outstanding at end of period ...................              0

REAL ESTATE FUND
  Accumulation unit value at beginning of period ..............................         $8.061
  Accumulation unit value at end of period ....................................         $9.738
  Number of accumulation units outstanding at end of period ...................          4,435

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.243
  Accumulation unit value at end of period ....................................        $15.313
  Number of accumulation units outstanding at end of period ...................          6,609

LEVERAGED ALLCAP PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $27.141
  Accumulation unit value at end of period ....................................        $19.216
  Number of accumulation units outstanding at end of period ...................          8,448

MIDCAP GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $16.968
  Accumulation unit value at end of period ....................................        $17.224
  Number of accumulation units outstanding at end of period ...................          4,604

SMALL CAPITALIZATION PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $17.001
  Accumulation unit value at end of period ....................................        $11.288
  Number of accumulation units outstanding at end of period ...................         12,118

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
INCOME AND GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $13.042
  Accumulation unit value at end of period ....................................        $12.283
  Number of accumulation units outstanding at end of period ...................          2,989

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................        $19.232
  Accumulation unit value at end of period ....................................        $14.638
  Number of accumulation units outstanding at end of period ...................            316

VALUE FUND
  Accumulation unit value at beginning of period ..............................         $8.852
  Accumulation unit value at end of period ....................................        $11.557
  Number of accumulation units outstanding at end of period ...................          1,561

BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $17.045
  Accumulation unit value at end of period.....................................        $12.703
  Number of accumulation units outstanding at end of period....................          2,322

LARGE CAP GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $20.279
  Accumulation unit value at end of period ....................................        $16.774
  Number of accumulation units outstanding at end of period ...................         10,680

INTERNATIONAL FUND
  Accumulation unit value at beginning of period ..............................        $13.717
  Accumulation unit value at end of period ....................................        $12.316
  Number of accumulation units outstanding at end of period ...................              0

NEW GENERATION FUND
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $5.841
  Number of accumulation units outstanding at end of period ...................            450

SMALL COMPANY GROWTH FUND
  Accumulation unit value at beginning of period ..............................        $20.973
  Accumulation unit value at end of period ....................................        $16.930
  Number of accumulation units outstanding at end of period ...................         11,320

================================================================================

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $14.814
  Accumulation unit value at end of period ....................................        $14.248
  Number of accumulation units outstanding at end of period ...................          4,826

CONSECO 20 FOCUS PORTFOLIO
  Accumulation unit value at beginning of period...............................        $10.000
  Accumulation unit value at end of period ....................................         $8.383
  Number of accumulation units outstanding at end of period ...................          2,278

EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $17.971
  Accumulation unit value at end of period ....................................        $16.106
  Number of accumulation units outstanding at end of period ...................            915

FIXED INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.175
  Accumulation unit value at end of period ....................................        $10.982
  Number of accumulation units outstanding at end of period ...................          7,912

GOVERNMENT SECURITIES PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.041
  Accumulation unit value at end of period ....................................        $11.026
  Number of accumulation units outstanding at end of period ...................          2,816

HIGH YIELD PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................        $10.182
  Number of accumulation units outstanding at end of period ...................              0

MONEY MARKET PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.724
  Accumulation unit value at end of period ....................................        $11.111
  Number of accumulation units outstanding at end of period ...................         29,258

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................        $15.189
  Accumulation unit value at end of period ....................................         13.702
  Number of accumulation units outstanding at end of period ...................            830

DREYFUS STOCK INDEX FUND (INITIAL SHARES):
  Accumulation unit value at beginning of period ..............................        $13.577
  Accumulation unit value at end of period ....................................        $12.804
  Number of accumulation units outstanding at end of period ...................          7,278

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
  Disciplined Stock Portfolio
  Accumulation unit value at beginning of period ..............................        $11.926
  Accumulation unit value at end of period ....................................        $11.152
  Number of accumulation units outstanding at end of period ...................          1,622

INTERNATIONAL VALUE PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.951
  Accumulation unit value at end of period ....................................        $11.206
  Number of accumulation units outstanding at end of period ...................            277

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II
  Accumulation unit value at beginning of period ..............................         $9.892
  Accumulation unit value at end of period ....................................         $8.903
  Number of accumulation units outstanding at end of period ...................          1,335

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II
  Accumulation unit value at beginning of period ..............................        $23.569
  Accumulation unit value at end of period ....................................        $15.830
  Number of accumulation units outstanding at end of period ...................            840

UTILITY FUND II
  Accumulation unit value at beginning of period ..............................        $11.406
  Accumulation unit value at end of period ....................................        $10.182
  Number of accumulation units outstanding at end of period....................              0

INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME FUND
  Accumulation unit value at beginning of period ..............................        $11.158
  Accumulation unit value at end of period ....................................        $11.987
  Number of accumulation units outstanding at end of period ...................            389

HIGH YIELD FUND
  Accumulation unit value at beginning of period ..............................        $10.146
  Accumulation unit value at end of period ....................................         $8.866
  Number of accumulation units outstanding at end of period ...................            685

JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $32.815
  Accumulation unit value at end of period ....................................        $19.089
  Number of accumulation units outstanding at end of period ...................          7,523

GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.697
  Accumulation unit value at end of period ....................................        $15.044
  Number of accumulation units outstanding at end of period ...................         19,043

WORLDWIDE GROWTH PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $21.077
  Accumulation unit value at end of period ....................................        $15.919
  Number of accumulation units outstanding at end of period ...................         13,719

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.621
  Accumulation unit value at end of period ....................................        $11.426
  Number of accumulation units outstanding at end of period....................            400

SMALL CAP PORTFOLIO
  Accumulation unit value at beginning of period...............................         $9.366
  Accumulation unit value at end of period ....................................        $11.442
  Number of accumulation units outstanding at end of period ...................            844

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.314
  Accumulation unit value at end of period ....................................        $14.112
  Number of accumulation units outstanding at end of period ...................          8,815

MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $11.514
  Accumulation unit value at end of period ....................................        $11.212
  Number of accumulation units outstanding at end of period ...................          1,139

================================================================================
APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.194
  Accumulation unit value at end of period ....................................        $10.703
  Number of accumulation units outstanding at end of period ...................          4,927

PARTNERS PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $10.044
  Accumulation unit value at end of period ....................................        $10.499
  Number of accumulation units outstanding at end of period ...................              0

RYDEX VARIABLE TRUST:
NOVA PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $18.407
  Accumulation unit value at end of period ....................................        $15.074
  Number of accumulation units outstanding at end of period ...................            251

OTC PORTFOLIO
  Accumulation unit value at beginning of period ..............................        $39.086
  Accumulation unit value at end of period ....................................        $23.531
  Number of accumulation units outstanding at end of period ...................            808

SELIGMAN PORTFOLIOS:
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $5.520
  Number of accumulation units outstanding at end of period ...................            427

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)
  Accumulation unit value at beginning of period ..............................        $10.000
  Accumulation unit value at end of period ....................................         $6.702
  Number of accumulation units outstanding at end of period ...................          1,123

STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II
  Accumulation unit value at beginning of period ..............................        $25.383
  Accumulation unit value at end of period ....................................        $19.527
  Number of accumulation units outstanding at end of period ...................         19,534

STRONG OPPORTUNITY FUND II:
  Accumulation unit value at beginning of period ..............................        $14.079
  Accumulation unit value at end of period ....................................        $15.117
  Number of accumulation units outstanding at end of period ...................          1,646

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND
  Accumulation unit value at beginning of period ..............................         $9.841
  Accumulation unit value at end of period ....................................         $9.986
  Number of accumulation units outstanding at end of period ...................              0

WORLDWIDE EMERGING MARKETS FUND
  Accumulation unit value at beginning of period ..............................        $14.893
  Accumulation unit value at end of period ....................................         $7.571
  Number of accumulation units outstanding at end of period ...................          1,775

WORLDWIDE HARD ASSETS FUND
  Accumulation unit value at beginning of period ..............................         $7.825
  Accumulation unit value at end of period ....................................         $9.188
  Number of accumulation units outstanding at end of period ...................              0

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B -- CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                    2/8/00 TO
                                                                                    12/31/00
----------------------------------------------------------------------------------------------
REAL ESTATE FUND
  Accumulation unit value at beginning of period ..............................         $8.054
  Accumulation unit value at end of period ....................................         $9.704
  Number of accumulation units outstanding at end of period ...................            238

   There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Company
Independent Accountants
Legal Opinions
Distribution
Reduction or Elimination of Contingent Deferred
   Sales Charge
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements


--------------------------------------------------------------------------------

   If you would like a free copy of the Statement of Additional Information (Form CV212) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account H fixed and variable annuity at the following address:

          Name: ---------------------------------------------------------------

          Mailing Address: ----------------------------------------------------

          ---------------------------------------------------------------------
                                   Sincerely,


               ---------------------------------------------------
                                   (Signature)

--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032






(C) 2001, Conseco Variable Insurance Company

                                                                     [LOGO] (SM)
                                                                     CONSECO (R)
                                                                    Step Up.(SM)




                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT
                         OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES
                            NOT GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE
                                 ANNUITY, NOR IS IT INSURED BY THE FDIC, NCUSIF,
                                                    OR ANY OTHER FEDERAL ENTITY.


                                                               [GRAPHIC OMITTED]
                                                                            FDIC

                                                               [GRAPHIC OMITTED]
                                                                            BANK


             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
           VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES
            OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, HELPS 13
                      MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                           CONSECO EQUITY SALES , INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                            CV205 (02/01) A13106
                               (C) 2000, 2001 Conseco Variable Insurance Company



                                                                     conseco.com

   [LOGO]                       [LOGO]
 INSURANCE              RETIRE ON YOUR TERMS
MARKETPLACE              VARIABLE ANNUITIES
 STANDARDS
ASSOCIATION

              CONSECO, THE OFFICIAL FINANCIAL SERVICES PROVIDER OF [LOGO] NASCAR